FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Sensitivity on Variable Rate Instruments (Details) - Floating interest rate - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%
Reasonably possible decrease in risk variable percent	1.00%
Reasonable possible increase in risk variable, debt	$ 11	$ 11
Reasonable possible decrease in risk variable, debt	(11)	(11)
Reasonable possible increase in risk variable, derivatives	0	0
Reasonable possible decrease in risk variable, derivatives	$ 0	$ 0